Supplemental Disclosures With Respect To Cash Flows	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
Supplemental Disclosures With Respect To Cash Flows
19.
SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

Non-cash transactions affecting cash flows from investing or financing activities during the year ended December 31, 2022 are summarized below:

a.
The Company recorded the acquisition of right of use assets through operating lease agreements for the amount of $10,081,357 (Note 7) and the related operating lease obligations.
b.
The Company recorded the acquisition of assets through finance lease agreements for the amount of $2,840,936 (Note 7) and the related finance lease obligations.
c.
The Company recorded the acquisition of an airframe parts through a sales agreement for the amount of $1,546,143 (Note 2).
d.
The Company recorded debt issue costs of $2,132,000 to Equity related to Warrants issued as included in debenture subscription agreement (Note 12).

Non-cash transactions affecting cash flows from investing or financing activities during the year ended December 31, 2021 are summarized below:

a.
The Company received approximately $452,000 from investors in December 2021 and applied those funds for the issuance of shares.
b.
The Company recorded the acquisition of right of use assets through operating lease agreements in amount of $21,302,542 (Note 7) and the related operating lease obligations.